Wells, Pipelines, Properties, Plant And Equipment, Net - Impairment of Fixed Assets (Pemex Energy Transformation) (Detail) - Energy Transformation (formerly part of Pemex Industrial Transformation)
$ in Thousands
12 Months Ended
Dec. 31, 2025 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 25,299,526
Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	8,736,369
Cactus Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	7,590,104
Gas Arenque Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,256,806
La Venta Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,946,196
Gas Burgos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 1,770,051